NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of basic and diluted net loss per share

Basic and diluted net loss per share are calculated as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2019	2020
Basic and diluted net loss per share
Numerator:
Net loss	$(719,380)	$(277,357)
Deemed contribution related to repurchase of Series B convertible preferred shares	1,000	—
Deemed contribution related to repurchase of Series C convertible preferred shares	12,784	7,935
Net loss attributable to common shareholders	$(705,596)	$(269,422)
Denominator:
Weighted-average shares outstanding – basic	24,825,944	20,595,229
Effect of dilutive potential common shares from share options, share awards and employee share purchase plan	—	—
Weighted-average shares outstanding – diluted	24,825,944	20,595,229
Net loss per share:
Basic	$(28.42)	$(13.08)
Diluted	$(28.42)	$(13.08)

Schedule of potential common shares not included in the calculation of diluted net loss per share

	As of December 31,
	2020	2019
Convertible preferred shares outstanding	957,159,704	502,582,535
Share options outstanding	70,675,318	69,305,845
Convertible preferred share warrant	1,546,799	1,546,799
Total potential convertible securities to common shares	1,029,381,821	573,435,179